GENERAL	6 Months Ended
Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:	GENERAL

a.
Ceragon Networks Ltd. ("the Company") is a global innovator and leading solutions provider of end-to-end wireless connectivity, specializing in transport, access, and AI-powered managed & professional services. The Company helps operators and other service providers worldwide increase operational efficiency and enhance end customers’ quality of experience with innovative wireless backhaul and fronthaul solutions. The Company’s unique multicore technology and disaggregated approach to wireless transport provides highly reliable, fast to deploy, high-capacity wireless transport for a wide range of communication network use cases with minimal use of spectrum, power, real estate, and labor resources. It enables increased productivity, as well as simple and quick network modernization. The Company delivers a complete portfolio of turnkey end-to-end AI-based managed and professional services that ensure efficient network rollout and optimization to achieve the highest value for its customers.

The Company sells its products through a direct sales force, systems integrators, distributors and original equipment manufacturers.

The Company's wholly owned subsidiaries provide research and development, marketing, manufacturing, distribution, sales and technical support to the Company's customers worldwide.

b.
On December 4,2023 the Company completed a series of definitive agreements with Siklu Communication Ltd. (“Siklu”) and Siklu Inc. (the “Seller”), referred to as the “Siklu Acquisition”. In the framework of the Siklu Acquisition, the Company acquired all of the outstanding shares of Siklu and the assets and business activities of the Seller. Siklu is a privately held Israeli-based company which is a provider of multi-Gigabit “wireless fiber” connectivity in urban, suburban and rural areas. In connection with the Siklu acquisition, during the six months ended June 30, 2024, the Company recorded an adjustment to the fair value of its Holdback Consideration of $196 thousand in financial expenses and others, net.